Voya Insurance and Annuity Company

and its Separate Account B

Voya Focus Variable Annuity

Supplement dated June 9, 2015 to the Contract Prospectus and

Statement of Additional Information, each dated April 30, 2007, as amended

This supplement updates the Prospectus and Statement of Additional Information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your current Prospectus and SAI for future reference. If you have any questions, please call Customer Service at 1-800-366-0066.

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NOTICE OF AND IMPORTANT INFORMATION REGARDING FUND SUBSTITUTIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Fidelity® VIP Equity-Income Portfolio and/or the Pioneer Equity Income VCT Portfolio.

On May 12, 2015, the Securities and Exchange Commission issued an order to permit Voya Insurance and Annuity Company (the “Company”) and its Separate Account B (the “Separate Account”) to replace, effective on or about the close of business on August 14, 2015 (the “Substitution Date”), the following “Existing Funds” with the corresponding “Replacement Fund”:

Existing Funds	Replacement Fund
Fidelity® VIP Equity-Income Portfolio (Service Class 2) Pioneer Equity Income VCT Portfolio (Class II)	Voya RussellTM Large Cap Value Index Portfolio (Class S)

In connection with the substitution, effective on the Substitution Date, the Voya RussellTM Large Cap Value Index Portfolio (Class S) will be added as an available investment option.

The following lists important information regarding the upcoming fund substitutions:

•         Prior to the Substitution Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in an Existing Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers). Withdrawals may be taken during the same period, but only in accordance with and subject to the terms and conditions of your Contract.

•         On the Substitution Date, your investment in the subaccounts that invest in the Existing Funds will automatically become an investment in the subaccount that invests in the Replacement Fund with an equal total net asset value.

•         You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.

•         The overall fees and expenses of the Replacement Fund are less than those of the Existing Funds. The Replacement Fund’s fees and expenses, investment objective and information about the Replacement Fund's investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus.

•         Prior to the Substitution Date you will be sent a summary prospectus for the Replacement Fund. Read this summary prospectus carefully before deciding what to do with amounts allocated to the Subaccount that invests in the Replacement Fund. If you have not received one, or if you need another copy, please contact Customer Service at 1-800-366-0066

•         After the Substitution Date, the subaccounts investing in the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future Contract prospectus or supplements to the Contract prospectus. Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to the subaccounts that invested in the Existing Funds will be automatically allocated to the subaccount that invests in the Replacement Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at 1-800-366-0666.

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NOTICE OF AND IMPORTANT INFORMATION REGARDING AN
UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the Voya Aggregate Bond Portfolio.

The Board of Directors of Voya Partners, Inc. approved a proposal to reorganize the following “Merging Portfolio” with and into the following “Surviving Portfolio.” Subject to shareholder approval, the reorganization is expected to take place on or about the close of business on August 14, 2015 (the “Reorganization Date”).

Merging Portfolio	Surviving Portfolio
Voya Aggregate Bond Portfolio (Class S)[1]	Voya Intermediate Bond Portfolio (Class S)

[1] This Portfolio is closed to new investments and transfers.

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio or fixed option currently available under your contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.

On the Reorganization Date, your contract value remaining in the Merging Portfolio will automatically become an investment in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

After the Reorganization Date, the Merging Portfolio will no longer be available under the contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to the Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio, if the Surviving Portfolio is then available to new investments. If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolio are deleted. For more information, or information related to Investment Option Restrictions and asset allocation requirements, please refer to your prospectus or call Customer Service.

Important Information Regarding the Company

Information about the Voya Insurance and Annuity Company found in your Prospectus and/or SAI is deleted and replaced with the following:

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014 we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

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We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Important Information Regarding the Investment Portfolios
Open Investment Portfolios

You bear the entire investment risk for amounts you allocate to any investment portfolio (“fund”), and you may lose your principal. The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should carefully consider the investment objectives, risks and charges and expenses of the funds before investing. More information is available in the fund prospectuses. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.

The following table reflects the funds that are open and available for transfers under your Contract along with each fund’s investment adviser/subadviser and investment objective. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call
(800) 366-0066, or access the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov), or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Equity-Income Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P® Index.
Franklin Small Cap Value VIP Fund (Class 2) Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Pioneer Equity-Income VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Voya Balanced Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Global Value Advantage Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Intermediate Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.
Voya International Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya MidCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective

Voya Multi-Manager Large Cap Core Portfolio
(Class S)

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a the London Company

Seeks reasonable income and capital growth.
Voya RussellTM Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.

Voya RussellTM Large Cap Value Index Portfolio
(Class S)

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

* Effective on or about the close of business on August 14, 2015, and as a result of the substitution of Fidelity® VIP Equity-Income Portfolio and Pioneer Equity Income VCT Portfolio this fund will be added as an available investment option.

Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya Small Company Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Columbia Management Advisors, LLC	Seeks total return, consisting of long-term capital appreciation and current income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Oppenheimer Global Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation. Income is a secondary consideration.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® Templeton Foreign Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

Closed Investment Portfolios

The following funds are closed to new premiums and transfers. Contract owners who have value in the funds listed below may leave their contract value in the investments.

Voya Aggregate Bond Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class I)
Voya International Index Portfolio (Class S)	VY® JPMorgan Mid Cap Value Portfolio (Class S)
Voya Large Cap Growth Portfolio (Class I) and (Class S)	VY® Invesco Equity and Income Portfolio (Class I)

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